The Company and Summary of Significant Accounting Policies - Summary of Net Loss Per Common Share Basic and Diluted (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023	Dec. 31, 2022
Numerator
Net loss	$ (4,298,590)		$ (1,882,947)		$ (6,098,951)	$ (6,256,068)
Denominator
Weighted average common shares outstanding, basic	13,225,553	[1]	9,517,098	[1]	27,815,913	27,364,975
Weighted average common shares outstanding, diluted	13,225,553	[1]	9,517,098	[1]	27,815,913	27,364,975
Net loss per share common share, basic	$ (0.33)	[1]	$ (0.2)	[1]	$ (0.22)	$ (0.23)
Net loss per share common share, diluted	$ (0.33)	[1]	$ (0.2)	[1]	$ (0.22)	$ (0.23)
Common Stock Subject to Possible Redemption
Denominator
Weighted average common shares outstanding, basic					3,020,634	17,954,419
Net loss per share common share, basic					$ 0.37	$ 0.06
Non-Redeemable Common Stock
Denominator
Weighted average common shares outstanding, basic					6,540,000	6,540,000
Net loss per share common share, basic					$ (0.78)	$ (0.6)
GIGCAPITAL5, INC [Member]
Numerator
Net loss					$ (4,024,591)	$ (2,774,307)
Net income attributable to common stock subject to possible redemption					$ 1,107,741	$ 1,143,783
Denominator
Weighted average common shares outstanding, basic					6,540,000	6,540,000
Weighted average common shares outstanding, diluted					6,540,000	6,540,000
Net loss per share common share, basic					$ (0.78)	$ (0.6)
Net loss per share common share, diluted					$ (0.78)	$ (0.6)
GIGCAPITAL5, INC [Member] | Common Stock Subject to Possible Redemption
Numerator
Interest earned on marketable securities held in Trust Account, net of taxes					$ 1,107,741	$ 1,143,783
Net income attributable to common stock subject to possible redemption					$ 1,107,741	$ 1,143,783
Denominator
Weighted average common shares outstanding, basic					3,020,634	17,954,419
Weighted average common shares outstanding, diluted					3,020,634	17,954,419
Net loss per share common share, basic					$ 0.37	$ 0.06
Net loss per share common share, diluted					$ 0.37	$ 0.06
GIGCAPITAL5, INC [Member] | Non-Redeemable Common Stock
Numerator
Net loss					$ (4,024,591)	$ (2,774,307)
Net income attributable to common stock subject to possible redemption					(1,107,741)	(1,143,783)
Net loss attributable to non-redeemable common stock					$ (5,132,332)	$ (3,918,090)
Denominator
Weighted average common shares outstanding, diluted					6,540,000	6,540,000
Net loss per share common share, diluted					$ (0.78)	$ (0.6)

[1]	Amounts as of December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Condensed Consolidated Financial Statements).